Nature of the business - Narrative (Details) $ in Thousands		3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Sep. 18, 2020	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Jan. 31, 2019 USD ($)	Jan. 31, 2018 USD ($)
Subsequent Event [Line Items]
Other operating income		$ 3,867	$ 6,494	$ 10,640	$ 13,585	$ 22,872	$ 22,608	$ 8,914
Error Correction, Type [Extensible List]						smmt:OtherOperatingIncomeCorrectionMember
Subsequent event
Subsequent Event [Line Items]
Reverse stock split ratio	0.2
Adjustments
Subsequent Event [Line Items]
Other operating income						$ (858)